Shareholder' equity - Schedule of Share-Based Compensation (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reserves within equity [line items]
Other reserves	€ (161,631)	€ (153,996)
Share-based payments reserve
Disclosure of reserves within equity [line items]
Other reserves	85,183	96,008
Non-controlling interests options reserve
Disclosure of reserves within equity [line items]
Other reserves	(114,247)	(183,525)
Other
Disclosure of reserves within equity [line items]
Other reserves	€ (132,567)	€ (66,479)